Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2026
Other non-current Assets [Abstract]
Schedule of Other Non-Current Assets
	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Deposits (a)	1,865	1,660
Long-term loan receivables	54	-
	1,919	1,660

(a)	Deposits mainly consisted of rental deposits and deposit for online stores operated on third party platforms, which will be collected after one year.